Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [line items]
Less: provision for sales returns	£ (170)	£ (159)
Trade receivables	760	982
Cost [member]
Trade and other receivables [line items]
Trade receivables	930	1,141
Cost [member] | In less than one year [member]
Trade and other receivables [line items]
Trade receivables	661	812
Cost [member] | Up to three months past due date [member]
Trade and other receivables [line items]
Trade receivables	187	232
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	48	55
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	18	21
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	13	14
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 3	£ 7